Expected loss on loans and advances (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans And Advances To Customers
Amount recorded	R$ 32,236,567	R$ 15,348,603	R$ 24,631,238
Amount recovered	(5,870,896)	(5,990,369)	(5,919,397)
Expected loss on loans and advances	R$ 26,365,671	R$ 9,358,234	R$ 18,711,841